Organization and Business Description (Details Narrative)													12 Months Ended
		Apr. 25, 2025 USD ($) $ / shares shares	Sep. 24, 2024 $ / shares shares	Sep. 12, 2024 shares	Sep. 02, 2024 USD ($) shares	Sep. 02, 2024 HKD ($) shares	Aug. 30, 2024 shares	Aug. 16, 2024 shares	Aug. 15, 2024 shares	Aug. 09, 2024 USD ($) $ / shares shares	Nov. 30, 2016 USD ($) shares	Nov. 30, 2016 HKD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares	Aug. 15, 2025 shares	Mar. 31, 2025 USD ($) $ / shares shares	Sep. 23, 2024
Value of shares issued | $													$ 4,249,382		$ 375,261
Ordinary shares, shares authorized													5,000,000,000		5,000,000,000
Ordinary shares, par value | $ / shares													$ 0.00001		$ 0.00001
IPO [Member]
Number of shares issued		1,600,000
Share price per share | $ / shares		$ 4.0
Gross proceeds from initial public offering | $		$ 6,400,000
Share Exchange Agreements [Member]
Number of shares issued			19,990,000
More Resources Holdings Limited [Member]
Ordinary shares, par value | $ / shares			$ 0.00001
Number of shares owned			960,000
Percentage of issued outstanding share capital			4.80%
More Resources Holdings Limited [Member] | Share Exchange Agreements [Member]
Number of shares issued				960,000
Quest Dragon International Limited [Member]
Ordinary shares, par value | $ / shares			$ 0.00001
Number of shares owned			980,000
Percentage of issued outstanding share capital			4.90%
Quest Dragon International Limited [Member] | Share Exchange Agreements [Member]
Number of shares issued				980,000
Rich Plenty Investment Limited [Member]
Ordinary shares, par value | $ / shares			$ 0.00001
Number of shares owned			980,000
Percentage of issued outstanding share capital			4.90%
Rich Plenty Investment Limited [Member] | Share Exchange Agreements [Member]
Number of shares issued				980,000
Unique Resources Holdings Limited [Member]
Ordinary shares, par value | $ / shares			$ 0.00001
Number of shares owned			980,000
Percentage of issued outstanding share capital			4.90%
Unique Resources Holdings Limited [Member] | Share Exchange Agreements [Member]
Number of shares issued				980,000
Phoenix Prosperity Investment Limited [Member]
Ordinary shares, par value | $ / shares			$ 0.00001
Number of shares owned			16,100,000
Percentage of issued outstanding share capital			80.50%
Phoenix Prosperity Investment Limited [Member] | Share Exchange Agreements [Member]
Number of shares issued				16,090,000
Common Stock [Member]
Value of shares issued | $													$ 16		$ 39
Number of shares issued	[1]												1,600,000		3,900,000
Phoenix Asia Holdings Limited [Member]
Value of shares issued | $										$ 50,000
Ordinary shares, shares authorized										5,000,000,000
Ordinary shares, par value | $ / shares										$ 0.00001
Ogier Global Subscriber (Cayman) Limited [Member] | Common Stock [Member]
Number of shares owned									1
Phoenix Prosperity Investment Limited [Member] | Common Stock [Member]
Number of shares owned									10,000
Number of shares issued														1
Additional shares issued														9,999
Ordinary shares in hold									10,000
Phoenix (BVI) Limited [Member]
Ownership interest													100.00%
Phoenix (BVI) Limited [Member] | Phoenix Asia Holdings Limited [Member]
Ordinary shares in hold								1
Winfield Engineering (Hong Kong) Limited [Member]
Ownership interest													100.00%
Winfield Engineering (Hong Kong) Limited [Member] | Share Exchange Agreements [Member]
Ownership interest				100.00%
Winfield Engineering (Hong Kong) Limited [Member] | More Resources Holdings Limited [Member]
Value of shares issued					$ 92,308	$ 720,000
Number of shares owned					48	48
Number of shares issued					48	48
Winfield Engineering (Hong Kong) Limited [Member] | More Resources Holdings Limited [Member] | Share Exchange Agreements [Member]
Number of shares issued				48
Winfield Engineering (Hong Kong) Limited [Member] | Quest Dragon International Limited [Member]
Value of shares issued					$ 94,231	$ 735,000
Number of shares owned					49	49
Number of shares issued					49	49
Winfield Engineering (Hong Kong) Limited [Member] | Quest Dragon International Limited [Member] | Share Exchange Agreements [Member]
Number of shares issued				49
Winfield Engineering (Hong Kong) Limited [Member] | Rich Plenty Investment Limited [Member]
Value of shares issued					$ 94,231	$ 735,000
Number of shares owned					49	49
Number of shares issued					49	49
Winfield Engineering (Hong Kong) Limited [Member] | Rich Plenty Investment Limited [Member] | Share Exchange Agreements [Member]
Number of shares issued				49
Winfield Engineering (Hong Kong) Limited [Member] | Unique Resources Holdings Limited [Member]
Value of shares issued					$ 94,231	$ 735,000
Number of shares owned					49	49
Number of shares issued					49	49
Winfield Engineering (Hong Kong) Limited [Member] | Unique Resources Holdings Limited [Member] | Share Exchange Agreements [Member]
Number of shares issued				49
Winfield Engineering (Hong Kong) Limited [Member] | Phoenix Prosperity Investment Limited [Member] | Share Exchange Agreements [Member]
Number of shares issued				805
Winfield Engineering (Hong Kong) Limited [Member] | Mr Chi Kin Kelvin Yeung [Member]
Value of shares issued | $											$ 1
Number of shares owned							805
Number of shares issued							785				20	20
Consideration transfered											$ 101	$ 785
Ownership interest			100.00%
Mr Chi Kin Kelvin Yeung [Member]
Ownership interest			80.50%													100.00%

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (See Note 13).